Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2020
IFRS Text Block [Abstract]
Property, Plant and Equipment, Net

Note 11. Property, Plant and Equipment, Net

											Investments
					Machinery						in Fixed
					and		Refrigeration		Returnable		Assets in		Leasehold
Cost	Land		Buildings		Equipment		Equipment		Bottles		Progress		Improvements		Other		Total
Cost as of January 1,2018	Ps.	13,589	Ps.	25,972	Ps.	80,302	Ps.	17,465	Ps.	21,532	Ps.	7,390	Ps.	19,666	Ps.	1,028	Ps.	186,944
Additions		334		877		6,926		644		2,888		6,482		3,322		111		21,584
Additions from business acquisitions		25		451		4,128		537		393		290		2		41		5,867
Transfer of completed projects in progress		526		567		2,193		1,711		3		(4,927)		(93)		20		—
Transfer (to)/from assets classified as held for sale		—		—		(127)		—		—		—		—		—		(127)
Disposals		(93)		(152)		(4,623)		(614)		(312)		(633)		(748)		(21)		(7,196)
Philippines disposal		(4,654)		(2,371)		(11,621)		(2,415)		(10,116)		(489)		(236)		—		(31,902)
Effects of changes in foreign exchange rates		(401)		(1,079)		(3,526)		(759)		(251)		(330)		(354)		(293)		(6,993)
Changes in value on the recognition of inflation effects		242		816		2,552		465		612		66		—		9		4,762
Cost as of December 31, 2018	Ps.	9,568	Ps.	25,081	Ps.	76,204	Ps.	17,034	Ps.	14,749	Ps.	7,849	Ps.	21,559	Ps.	895	Ps.	172,939

											Investments
					Machinery						in Fixed
					and		Refrigeration		Returnable		Assets in		Leasehold
Cost	Land		Buildings		Equipment		Equipment		Bottles		Progress		Improvements		Other		Total
Cost as of January 1,2019	Ps.	9,568	Ps.	25,081	Ps.	76,204	Ps.	17,034	Ps.	14,749	Ps.	7,849	Ps.	21,559	Ps.	895	Ps.	172,939
Additions		309		1,134		6,826		636		2,581		8,421		2,907		112		22,926
Additions from business acquisitions		146		806		686		—		—		—		466		—		2,104
Changes in the fair value of past acquisitions		142		227		50		(13)		—		—		7		(8)		405
Transfer of completed projects in progress		(253)		581		3,694		1,396		359		(6,284)		496		11		—
Transfer (to)/from assets classified as held for sale		—		—		(410)		—		—		—		—		(49)		(459)
Disposals		(15)		(254)		(3,195)		(1,032)		(1,056)		(33)		(170)		(38)		(5,793)
Effects of changes in foreign exchange rates		(329)		(1,147)		(2,463)		(961)		(833)		(370)		26		(130)		(6,207)
Effects on the recognition of inflation effects		114		366		1,254		241		352		18		—		—		2,345
Cost as of December 31, 2019	Ps.	9,682	Ps.	26,794	Ps.	82,646	Ps.	17,301	Ps.	16,152	Ps.	9,601	Ps.	25,291	Ps.	793	Ps.	188,260

											Investments
					Machinery						in Fixed
					and		Refrigeration		Returnable		Assets in		Leasehold
Cost	Land		Buildings		Equipment		Equipment		Bottles		Progress		Improvements		Other		Total
Cost as of January 1,2020	Ps.	9,682	Ps.	26,794	Ps.	82,646	Ps.	17,301	Ps.	16,152	Ps.	9,601	Ps.	25,291	Ps.	793	Ps.	188,260
Additions		241		616		5,277		137		2,613		6,979		2,611		185		18,659
Additions from business acquisitions		158		—		200		—		—		3		46		81		488
Changes in the fair value of past acquisitions		—		—		59		—		—		—		—		—		59
Transfer of completed projects in progress		4		809		3,471		1,192		57		(5,644)		110		1		—
Transfer (to)/from assets classified as held for sale		—		—		449		—		—		—		—		—		449
Disposals		(13)		(122)		(3,358)		(1,073)		(561)		(12)		(808)		(58)		(6,005)
Specialty's disposal		—		—		(775)		—		—		(24)		(1,036)		—		(1,835)
Effects of changes in foreign exchange rates		(238)		(1,135)		(2,233)		(797)		(629)		(339)		310		(97)		(5,158)
Effects on the recognition of inflation effects		88		293		990		189		291		(30)		3		—		1,824
Cost as of December 31, 2020	Ps.	9,922	Ps.	27,255	Ps.	86,726	Ps.	16,949	Ps.	17,923	Ps.	10,534	Ps.	26,527	Ps.	905	Ps.	196,741

											Investments
					Machinery						in Fixed
					and		Refrigeration		Returnable		Assets in		Leasehold
Accumulated Depreciation	Land		Buildings		Equipment		Equipment		Bottles		Progress		Improvements		Other		Total
Accumulated Depreciation as of January 1,2018	Ps.	—	Ps.	(6,051)	Ps.	(34,308)	Ps.	(8,996)	Ps.	(13,423)	Ps.	—	Ps.	(6,956)	Ps.	(498)	Ps.	(70,232)
Depreciation for the year		—		(786)		(7,437)		(1,752)		(2,827)		—		(1,763)		(133)		(14,698)
Transfer to/(from) assets classified as held for sale		—		—		78		—		—		—		—		—		78
Disposals		—		69		4,970		579		204		—		571		—		6,393
Philippines disposal		—		700		6,125		2,083		7,225		—		77		—		16,210
Effects of changes in foreign exchange rates		—		112		404		250		631		—		141		143		1,681
Changes in value on the recognition of inflation effects		—		(223)		(2,692)		(338)		(516)		—		—		—		(3,769)
																		—
Accumulated Depreciation as of December 31, 2018	Ps.	—	Ps.	(6,179)	Ps.	(32,860)	Ps.	(8,174)	Ps.	(8,706)	Ps.	—	Ps.	(7,930)	Ps.	(488)	Ps.	(64,337)

											Investments
					Machinery						in Fixed
					and		Refrigeration				Assets in		Leasehold
Accumulated Depreciation	Land		Buildings		Equipment		Equipment		Returnable Bottles		Progress		Improvements		Other		Total
Accumulated Depreciation as of January 1,2019	Ps.	—	Ps.	(6,179)	Ps.	(32,860)	Ps.	(8,174)	Ps.	(8,706)	Ps.	—	Ps.	(7,930)	Ps.	(488)	Ps.	(64,337)
Depreciation for the year		—		(937)		(7,862)		(1,862)		(2,734)		—		(1,985)		(88)		(15,468)
Transfer to/(from) assets classified as held for sale		—		—		262		—		—		—		—		—		262
Disposals		—		46		1,967		966		1,079		—		115		31		4,204
Effects of changes in foreign exchange rates		—		264		1,249		583		572		—		64		63		2,795
Changes in value on the recognition of inflation effects		—		(92)		(629)		(164)		(302)		—		(2)		(14)		(1,203)
																		—
Accumulated Depreciation as of December 31, 2019	Ps.	—	Ps.	(6,898)	Ps.	(37,873)	Ps.	(8,651)	Ps.	(10,091)	Ps.	—	Ps.	(9,738)	Ps.	(496)	Ps.	(73,747)

											Investments
					Machinery						in Fixed
					and		Refrigeration		Returnable		Assets in		Leasehold
Accumulated Depreciation	Land		Buildings		Equipment		Equipment		Bottles		Progress		Improvements		Other		Total
Accumulated Depreciation as of January 1,2020	Ps.	—	Ps.	(6,898)	Ps.	(37,873)	Ps.	(8,651)	Ps.	(10,091)	Ps.	—	Ps.	(9,738)	Ps.	(496)	Ps.	(73,747)
Depreciation for the year		—		(828)		(8,390)		(1,832)		(2,779)		—		(2,404)		(145)		(16,378)
Transfer to/(from) assets classified as held for sale		—		—		(282)		—		—		—		0		—		(282)
Disposals		—		38		2,707		989		536		—		492		38		4,800
Specialty's disposal		—		—		625		—		—		—		649		—		1,274
Effects of changes in foreign exchange rates		—		127		698		464		432		—		(123)		170		1,768
Changes in value on the recognition of inflation effects		—		(82)		(595)		(132)		(250)		—		(6)		(5)		(1,070)
Accumulated Depreciation as of December 31, 2020	Ps.	—	Ps.	(7,643)	Ps.	(43,110)	Ps.	(9,162)	Ps.	(12,152)	Ps.	—	Ps.	(11,130)	Ps.	(438)	Ps.	(83,635)

											Investments
					Machinery						in Fixed
					and		Refrigeration		Returnable		Assets in		Leasehold
Carrying Amount	Land		Buildings		Equipment		Equipment		Bottles		Progress		Improvements		Other		Total
As of December 31, 2018	Ps.	9,568	Ps.	18,902	Ps.	43,344	Ps.	8,860	Ps.	6,043	Ps.	7,849	Ps.	13,629	Ps.	407	Ps.	108,602
As of December 31, 2019	Ps.	9,682	Ps.	19,896	Ps.	44,773	Ps.	8,650	Ps.	6,061	Ps.	9,601	Ps.	15,553	Ps.	297	Ps.	114,513
As of December 31, 2020	Ps.	9,922	Ps.	19,612	Ps.	43,616	Ps.	7,787	Ps.	5,771	Ps.	10,534	Ps.	15,397	Ps.	467	Ps.	113,106

For the years ended December 31, 2020,  2019 and 2018, the Company did not recognize any capitalization of borrowing costs.